Lease Liabilities - Summary of Contractual Cash Flow Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual cash flow maturities	$ 454,104
Less than 1 Year
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual cash flow maturities	129,059
Between 1 and 5 Years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual cash flow maturities	260,095
More than 5 Years
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual cash flow maturities	$ 64,950